Risk management (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest-earning assets:
Financial Assets Held For Trading	R$ 65,265	R$ 98,812	R$ 54,642
Debt instruments	43,856	74,686	36,428
Trading derivatives	21,410	24,126	18,214
Available-For-Sale Financial Assets	121,399	89,594	111,242
Debt instruments	121,399	89,594	111,242
Other Financial Assets At Fair Value Through Profit Or Loss	2,640	2,514	1,418
Debt instruments	2,640	2,514	1,418
Non-Current Assets Held For Sale	13,419	13,762	13,180
Reserves from Brazilian Central Bank	59,051	58,594	52,183
Loans and Receivables	415,515	362,539	347,156
Total	677,290	625,815	579,821
Interest-bearing liabilities:
Deposits from credit institutions	360,951	330,826	334,875
Subordinated Debts / Debt Instruments Eligible to Compose Capital	8,848	11,310	21,861
Marketable debt securities	73,491	110,920	114,890
Trading derivatives	20,310	19,912	13,951
Short positions	32,531	31,551	20,899
Total	496,130	504,519	506,476
0 to 30 days
Interest-earning assets:
Financial Assets Held For Trading	5,051	27,093	2,831
Debt instruments	654	20,762	1,226
Trading derivatives	4,398	6,331	1,605
Available-For-Sale Financial Assets	925	1,492	1,048
Debt instruments	925	1,492	1,048
Other Financial Assets At Fair Value Through Profit Or Loss	38	38	38
Debt instruments	38	38	38
Non-Current Assets Held For Sale	81	79	80
Reserves from Brazilian Central Bank	59,051	58,594	52,183
Loans and Receivables	74,887	18,151	22,717
Total	140,034	105,447	78,897
Interest-bearing liabilities:
Deposits from credit institutions	150,979	135,725	116,525
Subordinated Debts / Debt Instruments Eligible to Compose Capital	0	0	297
Marketable debt securities	4,445	6,234	8,093
Trading derivatives	4,618	6,046	1,230
Short positions	32,531	31,551	20,899
Total	192,573	179,556	147,044
31 to 180 days
Interest-earning assets:
Financial Assets Held For Trading	1,788	5,262	4,125
Debt instruments	899	2,390	1,860
Trading derivatives	889	2,872	2,265
Available-For-Sale Financial Assets	1,283	1,373	3,185
Debt instruments	1,283	1,373	3,185
Other Financial Assets At Fair Value Through Profit Or Loss	13	14	12
Debt instruments	13	14	12
Non-Current Assets Held For Sale	169	170	163
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	93,587	112,337	89,907
Total	96,840	119,156	97,392
Interest-bearing liabilities:
Deposits from credit institutions	50,936	51,098	40,676
Subordinated Debts / Debt Instruments Eligible to Compose Capital	807	347	113
Marketable debt securities	36,855	41,431	25,732
Trading derivatives	659	1,308	1,937
Short positions	0	0	0
Total	89,257	94,184	68,458
181 to 365 days
Interest-earning assets:
Financial Assets Held For Trading	6,737	4,749	7,031
Debt instruments	5,919	2,867	4,761
Trading derivatives	818	1,882	2,270
Available-For-Sale Financial Assets	12,695	1,819	9,475
Debt instruments	12,695	1,819	9,475
Other Financial Assets At Fair Value Through Profit Or Loss	51	52	48
Debt instruments	51	52	48
Non-Current Assets Held For Sale	227	227	219
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	45,397	42,763	51,196
Total	65,107	49,610	67,969
Interest-bearing liabilities:
Deposits from credit institutions	66,571	50,024	40,453
Subordinated Debts / Debt Instruments Eligible to Compose Capital	257	330	8,845
Marketable debt securities	12,904	35,390	13,900
Trading derivatives	504	1,268	1,265
Short positions	0	0
Total	80,236	87,012	64,463
1 to 5 years
Interest-earning assets:
Financial Assets Held For Trading	32,841	36,135	24,032
Debt instruments	19,582	27,676	15,430
Trading derivatives	13,259	8,459	8,602
Available-For-Sale Financial Assets	56,167	55,056	41,894
Debt instruments	56,167	55,056	41,894
Other Financial Assets At Fair Value Through Profit Or Loss	543	586	427
Debt instruments	543	586	427
Non-Current Assets Held For Sale	3,370	3,307	2,360
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	117,084	106,518	110,204
Total	210,005	201,602	178,917
Interest-bearing liabilities:
Deposits from credit institutions	84,274	86,535	128,627
Subordinated Debts / Debt Instruments Eligible to Compose Capital	7,784	10,633	12,606
Marketable debt securities	18,421	27,344	67,049
Trading derivatives	12,243	7,123	6,915
Short positions	0	0	0
Total	122,722	131,635	215,197
Above 5 years
Interest-earning assets:
Financial Assets Held For Trading	18,848	25,573	16,623
Debt instruments	16,801	20,991	13,151
Trading derivatives	2,046	4,582	3,472
Available-For-Sale Financial Assets	50,329	29,854	55,640
Debt instruments	50,329	29,854	55,640
Other Financial Assets At Fair Value Through Profit Or Loss	1,994	1,824	893
Debt instruments	1,994	1,824	893
Non-Current Assets Held For Sale	9,573	9,979	10,358
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	84,560	82,770	73,132
Total	165,304	150,000	156,646
Interest-bearing liabilities:
Deposits from credit institutions	8,191	7,444	8,594
Subordinated Debts / Debt Instruments Eligible to Compose Capital	0	0	0
Marketable debt securities	866	521	116
Trading derivatives	2,285	4,167	2,604
Short positions	0	0	0
Total	R$ 11,342	R$ 12,132	R$ 11,314